Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000007066
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000007068
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000247741
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value Net Asset Value
Average Annual Return, Percent	3.27%
Without Sales Load [Member] | C000007067
Average Annual Return [Line Items]
Average Annual Return, Percent		5.16%	1.48%	2.36%
Without Sales Load [Member] | C000007066
Average Annual Return [Line Items]
Average Annual Return, Percent		5.07%	1.40%	2.28%
Without Sales Load [Member] | C000007069
Average Annual Return [Line Items]
Average Annual Return, Percent		6.61%	1.62%	2.91%
Without Sales Load [Member] | C000007068
Average Annual Return [Line Items]
Average Annual Return, Percent		6.52%	1.54%	2.82%
Without Sales Load [Member] | C000247741
Average Annual Return [Line Items]
Average Annual Return, Percent	3.18%
NACC2 Index: Bloomberg Municipal CA Intermediate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.44%	1.03%	1.97%
NACC2 Index: Bloomberg Municipal CA Intermediate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal CA Intermediate Bond Index
Average Annual Return, Percent		3.44%	1.03%	1.97%
NACC2 Index: Bloomberg CA Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.65%	1.28%	2.42%
NACC2 Index: Bloomberg CA Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg CA Municipal Bond Index
Average Annual Return, Percent		4.65%	1.28%	2.42%
NACC2 Index: S&P California AMT-Free Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P California AMT-Free Municipal Bond Index
Average Annual Return, Percent	3.22%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.93%	1.35%	2.45%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.93%	1.35%	2.45%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.93%	1.35%	2.45%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.93%	1.35%	2.45%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.69%